Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss from continuing operations	$ (12,152,214)	$ (3,381,295)
Net loss from discontinued operations	(5,428,395)	(506,954)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss (gain) on sale of securities	36,714	(3,952)
Gain on fair market value of equity investments	(54,100)
Accrued income - marketable securities	2,790	3,353
Depreciation and amortization	29,452	74,064
Loss on disposal of fixed assets	3,043	9,576
Impairment of prepaid royalties	291,442
Impairment of production equipment	18,680
Impairment of intangible assets	152,822	32,980
Inventory adjustment for net realizable value	197,723
Reserve for obsolete inventory		371,997
Reserve for doubtful trade receivables		5,325
Reserve for doubtful other receivables		100,000
Stock-based compensation
Changes in assets and liabilities:
Decrease in trade receivables	42,881	128,120
(Increase) decrease in deposits and other receivables	(9)	9,347
Decrease in inventories	1,262	14,285
Decrease in prepaid expenses	41,752	103,152
Decrease in other assets	2,722	9,280
Decrease in trade and other payables	733,530	(443,735)
Net cash used in operating activities	(11,924,941)	(3,074,283)
Cash flows from investing activities
Proceeds from the sale of equipment		6,250
Short-term note receivable	(1,200,000)	(100,000)
Purchases of marketable securities	(9,871,843)	(6,704,837)
Proceeds from sale of marketable securities	2,314,374	2,857,960
Net cash used in investing activities	(8,757,469)	(3,940,627)
Cash flows from financing activities
Net proceeds from issuance of common stock	29,184,244	2,147,778
Net proceeds from issuance of pre-funded warrants for the purchase of common stock	1,743,503	4,817,857
Net proceeds from the exercise of pre-funded warrants for the purchase of common stock	80	58
Net proceeds from exercise of warrants for common stock	7,740,000
Net cash provided by financing activities	38,667,827	6,965,693
Net increase/(decrease) in cash and cash equivalents and restricted cash	17,985,417	(49,217)
Cash and cash equivalents and restricted cash at beginning of year	632,538	681,755
Cash and cash equivalents and restricted cash at end of year	18,617,955	632,538
Supplemental cash flow information:
Interest
Income Taxes
Supplemental Schedule of Non-Cash Financing and Investing Activities
Net unrealized gains on marketable securities		43,799
Exercise of Series D Convertible Preferred Stock for Common Stock	273,955
Vendors [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	7,318	10,802
Chube Workx [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,510,000
Cystron [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,233,057
Employee [Member] | Common Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation		27,367
Director [Member] | Restricted Stock Units (RSUs) [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	$ 404,589	$ 362,005